Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Loss before provision for income taxes	¥ (56,362)	$ (7,721)	¥ (22,853)	¥ (57,662)
Income tax benefit computed at an applicable tax rate of 25%	(14,091)	(1,930)	(5,713)
The effect of different tax rate	659	90
Change in valuation allowance	13,432	1,840	3,100
Income tax rate			¥ (2,613)	¥ (5)